Summary of Significant Accounting Policies - Reverse Stock Split and Initial Public Offering (Details) $ / shares in Units, $ in Thousands		3 Months Ended
	May 07, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	May 31, 2018 shares	Apr. 20, 2018
Reverse Stock Split
Reverse stock split ratio				0.150
Initial Public Offering
Convertible preferred stock warrants reclassified to additional paid-in capital | $	$ 855	$ 855
Common Stock (in shares)
Initial Public Offering
Aggregate number of shares called by warrants (in shares)	100,558
IPO
Initial Public Offering
Net proceeds from initial public offering | $	$ 112,000
IPO | Common Stock (in shares)
Initial Public Offering
Shares issued during the period (in shares)	7,762,500
Shares issue price (in dollars per share) | $ / shares	$ 16.00
Shares issued upon conversion (in shares)	12,111,706		12,111,706